Accounts receivable, net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Accounts Receivable, Net, Current [Abstract]
Receivables for technical service fees from borrowers and financial partners		¥ 42,082	¥ 68,214
Receivables for marketplace service fees from asset management companies		981	1,057
Receivables for marketplace service fees from insurance companies and others		8,285	9,760
Total accounts receivable		51,348	79,031
Allowance for doubtful accounts		(369)	(4,780)	¥ (13,845)	¥ (5,428)
Accounts receivable, net	$ 7,813	¥ 50,979	¥ 74,251